Stock-Based Compensation (Stock-Based Compensation Expense for Employees and Directors and Non-Employees) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 6,834	$ 4,337	$ 2,957
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 6,834	$ 4,337	$ 2,957